Exhibit 99.1

World Omni Auto Receivables Trust 2019-A

Monthly Servicer Certificate

June 30, 2020

Dates Covered
Collections Period	06/01/20 - 06/30/20
Interest Accrual Period	06/15/20 - 07/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/20	577,678,265.41	31,576
Yield Supplement Overcollateralization Amount 05/31/20	29,623,586.75	0
Receivables Balance 05/31/20	607,301,852.16	31,576
Principal Payments	22,729,457.53	1,085
Defaulted Receivables	803,674.64	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/20	28,034,458.79	0
Pool Balance at 06/30/20	555,734,261.20	30,456

Pool Statistics	$ Amount	# of Accounts
Pool Factor	52.56%
Prepayment ABS Speed	1.41%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	3,333,637.93	153
Past Due 61-90 days	1,232,237.62	49
Past Due 91-120 days	689,802.38	37
Past Due 121+ days	0.00	0
Total	5,255,677.93	239

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.90%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.33%
Delinquency Trigger Occurred	NO

Recoveries	612,685.09
Aggregate Net Losses/(Gains) - June 2020	190,989.55
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.38%
Prior Net Losses Ratio	1.05%
Second Prior Net Losses Ratio	1.82%
Third Prior Net Losses Ratio	0.68%
Four Month Average	0.98%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.72%

Overcollateralization Target Amount	6,390,944.00
Actual Overcollateralization	6,390,944.00
Weighted Average APR	3.88%
Weighted Average APR, Yield Adjusted	6.51%
Weighted Average Remaining Term	49.00

Flow of Funds	$ Amount

Collections	30,337,398.07
Investment Earnings on Cash Accounts	650.62
Servicing Fee(1)	(2,143,668.04)
Transfer to Collection Account	-
Available Funds	28,194,380.65

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,339,134.33
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,300,704.16
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,390,944.00
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	98,965.83
(12) Collection Account Redeposits	4,932,000.00

Total Distributions of Available Funds	28,194,380.65

Servicing Fee	2,143,668.04
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	(1,637,583.16)

Note Balances & Note Factors	$ Amount

Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 06/15/20	571,034,965.36
Principal Paid	21,691,648.16
Note Balance @ 07/15/20	549,343,317.20

Class A-1
Note Balance @ 06/15/20	0.00
Principal Paid	0.00
Note Balance @ 07/15/20	0.00
Note Factor @ 07/15/20	0.0000000%

Class A-2
Note Balance @ 06/15/20	94,364,965.36
Principal Paid	21,691,648.16
Note Balance @ 07/15/20	72,673,317.20
Note Factor @ 07/15/20	20.8831371%

Class A-3
Note Balance @ 06/15/20	347,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	347,000,000.00
Note Factor @ 07/15/20	100.0000000%

Class A-4
Note Balance @ 06/15/20	82,950,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	82,950,000.00
Note Factor @ 07/15/20	100.0000000%

Class B
Note Balance @ 06/15/20	31,150,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	31,150,000.00
Note Factor @ 07/15/20	100.0000000%

Class C
Note Balance @ 06/15/20	15,570,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	15,570,000.00
Note Factor @ 07/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,471,766.66
Total Principal Paid	21,691,648.16
Total Paid	23,163,414.82

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	237,485.16
Principal Paid	21,691,648.16
Total Paid to A-2 Holders	21,929,133.32

Class A-3
Coupon	3.04000%
Interest Paid	879,066.67
Principal Paid	0.00
Total Paid to A-3 Holders	879,066.67

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.4210768
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.9445559
Total Distribution Amount	22.3656327

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.6824286
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	62.3323223
Total A-2 Distribution Amount	63.0147509

A-3 Interest Distribution Amount	2.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.5333333

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	705.37
Noteholders' Principal Distributable Amount	294.63

Account Balances	$ Amount

Reserve Account
Balance as of 06/15/20	2,595,670.49
Investment Earnings	225.54
Investment Earnings Paid	(225.54)
Deposit/(Withdrawal)	-
Balance as of 07/15/20	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$13,913,551.13	$19,668,765.39	$57,042,040.11
Number of Extensions	559	792	2,427
Ratio of extensions to Beginning of Period Receivables Balance	2.29%	3.12%	8.73%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee,  in whole or in part, at the discretion of the Servicer.

      Such amounts have priority prior to the application of Available Funds.